Stockholders' Equity (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Stockholders' Equity (Textual) [Abstract]
Common stock issued as a result of option exercises	744,000
Shares repurchased	0
Remaining capacity for authorized repurchase shares	$ 250